Critical Accounting Judgments and Estimates (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
Derivative financial assets, at fair value	$ 1.0	$ 30.3
Derivative financial liabilities, at fair value	5.4	18.0
Goodwill	2,446.6	2,446.6
Intangible assets	$ 764.1	$ 779.2